Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract].
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the years ended December 31, 2018 and 2017 were as follows:

	2018	2017
	(U.S. $ in millions)
Balance at January 1,	$387.1	$385.6
Currency translation adjustments and disposition	(1.3)	1.5
Balance at December 31,	$385.8	$387.1